FINANCIAL AND OTHER INCOME, NET	6 Months Ended
Jun. 30, 2022
FINANCIAL AND OTHER INCOME, NET [Abstract]
FINANCIAL AND OTHER INCOME, NET
NOTE 6:-	FINANCIAL AND OTHER INCOME, NET

	Six months ended June 30,
	2022	2021
	Unaudited

Interest income	$463	$528
Exchange rate differences and other	316	31

Financial and other income, net	$779	$559